RISK MANAGEMENT POLICIES - Exposure to interest rate risk (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Interest rate risk
Total Financial Assets	$ 352,534,983	$ 339,025,621
Total Financial Liabilities	321,603,343	300,968,549
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	358,816,909	346,720,665
Total Financial Liabilities	327,794,400	317,056,851
Net Amount	31,022,509	29,663,814
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | Up to 30 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	167,930,968	142,205,295
Total Financial Liabilities	170,806,220	166,486,491
Net Amount	(2,875,252)	(24,281,196)
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | From 30 to 90 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	39,268,945	35,144,963
Total Financial Liabilities	42,873,914	35,780,295
Net Amount	(3,604,969)	(635,332)
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | From 90 to 180 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	35,681,468	33,032,399
Total Financial Liabilities	8,119,354	7,646,899
Net Amount	27,562,114	25,385,500
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | From 180 to 385 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	23,350,316	21,119,157
Total Financial Liabilities	560,903	2,264,887
Net Amount	22,789,413	18,854,270
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | More than 365 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets	92,585,212	115,218,851
Total Financial Liabilities	105,434,009	104,878,279
Net Amount	$ (12,848,797)	$ 10,340,572